Condensed Financial Information (Parent Company Only) - Condensed Statement of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses
Interest expense	$ 2,186	$ 1,501	$ 4,290	$ 2,900	$ 6,766	$ 5,433	$ 5,610
Net income	2,846	2,569	6,286	5,010	10,300	8,987	7,873
Dividends and discount accretion on preferred stock		(43)	(1)	(86)	(177)	(708)	(978)
Net income allocable to common stockholders	$ 2,846	$ 2,526	$ 6,285	$ 4,924	10,123	8,279	6,895
Equity Bancshares, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Dividend from Equity Bank					10,500	7,700
Other income					2
Total income					10,502	7,700
Expenses
Interest expense					1,284	929	642
Other expenses					1,336	744	310
Total expenses					2,620	1,673	952
Income (loss) before income tax and equity in undistributed income of subsidiaries					7,882	6,027	(952)
Income tax benefit					858	529	324
Income (loss) before equity in undistributed income (loss) of subsidiaries					8,740	6,556	(628)
Equity in undistributed income of Equity Bank					1,560	2,431	8,501
Net income					10,300	8,987	7,873
Dividends and discount accretion on preferred stock					(177)	(708)	(978)
Net income allocable to common stockholders					$ 10,123	$ 8,279	$ 6,895